TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Corporate tax rate	23.00%	23.00%
Unrecognized tax benefits	$ 220
Interest and penalties related to unrecognized tax benefits	3
Accrued interest and penalties	3
Israeli [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 15,114	$ 13,007